Equity Incentive Plan RSU Textuals (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU Assumed in Acquisition, Nonvested, Number		674,000
RSU, Vested in Period	1,308,000
RSU Assumed in Acquisition, Nonvested, Grant Date Fair Value		$ 7.71
Vesting Period	3 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU Assumed in Acquisition, Nonvested, Number		673,776
RSU, Vested in Period		359,482
RSU Assumed in Acquisition, Nonvested, Grant Date Fair Value		$ 7.71
Vesting Period	3 years
Aggregate Intrinsic Value, RSU Vested	$ 14,000	$ 0
Share-based compensation, RSU	$ 5,700,000	$ 200,000